UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         DekaBank Deutsche Girozentrale
              -----------------------------------
Address:      Mainzer Landstr. 16
              -----------------------------------
              D-60325 Frankfurt am Main
              -----------------------------------
              Germany
              -----------------------------------

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Roger Schlegel
       ----------------------------------
Title:   Leiter Konzernorganisation
       ----------------------------------
Phone:   ++49 69 7147 - 2199
       ----------------------------------

Name:    Dr. Carsten Nickel
       ----------------------------------
Title:   Legal Counsel
       ----------------------------------
Phone:   ++49 69 7147 - 3757
       ----------------------------------

Signature, Place, and Date of Signing:

     /s/ Roger Schlegel           Frankfurt, Germany       February 16, 2009
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

    /s/ Carsten Nickel            Frankfurt, Germany       February 16, 2009
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

This Form 13F Holding Report only contains positions in Section 13(f) securities that each had an aggregated fair market value on the last trading day of 2008 of at least $100 million. The institutional investment manager filing this report anticipates filing an amendment to this report as soon as possible to also disclose reportable Section 13(f) securities with an aggregated fair market value below $100 million.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1
                                                 -----------------
Form 13F Information Table Entry Total:          20
                                                 -----------------
Form 13F Information Table Value Total:          $1,809,118
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number   Name
---  ---------------   ----
1    28-__________     Deka Investment GmbH

                                                    FORM 13F INFORMATION TABLE

     COLUMN 1        COLUMN 2    COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7           COLUMN 8
                     TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
  NAME OF ISSUER      CLASS       CUSIP       (X$1000)   PRN AMT      PRN   CALL   DISCRETION    MANAGERS     SOLE     SHARED  NONE
------------------- ----------- ----------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
------------------------------------------------------------------------------------------------------------------------------------
DAIMLER AG          REG SHS     D1668R 12 3       63328      3540205   SH            DEFINED                   3540205
------------------------------------------------------------------------------------------------------------------------------------
DAIMLER AG          REG SHS     D1668R 12 3        3607       210000   SH     PUT     SOLE                      210000
------------------------------------------------------------------------------------------------------------------------------------
DAIMLER AG          REG SHS     D1668R 12 3      699675     18928403   SH            DEFINED        1         18928403
------------------------------------------------------------------------------------------------------------------------------------
DAIMLER AG          REG SHS     D1668R 12 3        1600      1657000   SH    CALL    DEFINED        1          1657000
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK AG    NAMEN AKT   D18190 89 8       40339      2322057   SH            DEFINED                   2322057
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK AG    NAMEN AKT   D18190 89 8           9        17000   SH    CALL     SOLE                       17000
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK AG    NAMEN AKT   D18190 89 8      283996      7128459   SH            DEFINED        1          7128459
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK AG    NAMEN AKT   D18190 89 8         170        50000   SH    CALL    DEFINED        1            50000
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP    COM         30231G 10 2        7148       103297   SH            DEFINED                    103297
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP    COM         30231G 10 2      149062      1910555   SH            DEFINED        1          1910555
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON   COM         478160 10 4        2959        50878   SH            DEFINED                     50878
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON   COM         478160 10 4      116919      2010642   SH            DEFINED        1          2010642
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC            COM         00206R 10 2        2220        94161   SH            DEFINED                     94161
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC            COM         00206R 10 2      116020      4164391   SH            DEFINED        1          4164391
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
BUSINESS MACHS      COM         459200 10 1        1889        23250   SH            DEFINED                     23250
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
BUSINESS MACHS      COM         459200 10 1      109747      1350731   SH            DEFINED        1          1350731
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO COM         742718 10 9        2594        43096   SH            DEFINED                     43096
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO COM         742718 10 9       99906      1659573   SH            DEFINED        1          1659573
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP      COM         594918 10 4        3750       215918   SH            DEFINED                    215918
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP      COM         594918 10 4      104182      5494736   SH            DEFINED        1          5494736
------------------------------------------------------------------------------------------------------------------------------------